Schedule II: Valuation and Qualifying Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012
Allowance for Customer Receivables [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 7,216	$ 8,141	$ 8,628
Charges to Costs and Expenses	1,101	1,763	391
Charges to Other Accounts
Deductions	(836)	(2,688)	(878)
Balance at End of Period	7,481	7,216	8,141
Valuation Allowance for Deferred Tax Asset [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	9,354	11,084	5,865
Charges to Costs and Expenses	51,411	16	5,219
Charges to Other Accounts	12,683
Deductions	(961)	(1,746)
Balance at End of Period	72,487	9,354	11,084
Allowance for inventory [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	3,065	2,592	3,640
Charges to Costs and Expenses	1,027	767	436
Charges to Other Accounts
Deductions	(1,680)	(294)	(1,484)
Balance at End of Period	$ 2,412	$ 3,065	$ 2,592